Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 11,690	$ 8,356	$ 340,956
Inventories	50,000	50,000	50,000
Other current assets	56,373	11,942	2,075
Total current assets	118,063	70,298	393,031
Property and equipment, net	15,296	22,052	28,046
Intangible assets, net		2,100	5,700
Operating lease right-of-use assets, net	167,736	217,718	262,771
Other assets	20,711	20,711	20,711
Total assets	321,806	332,879	710,259
Current liabilities:
Accounts payable	461,646	327,517	39,674
Accrued payroll and payroll taxes	791,754	30,124	1,072
Advance from shareholder	80,000
Short-term convertible notes payable, less unamortized debt issuance costs of $297,337 and $642,660, respectively	2,210,299	1,636,656	647,202
Current portion of operating lease liabilities	61,123	53,200	46,091
Other current liabilities	3,182	1,197	179
Total current liabilities	3,608,004	2,048,694	734,218
Long-term liabilities:
Operating lease liabilities, net of current portion	126,302	187,425	240,625
Total long-term liabilities	126,302	187,425	240,625
Total liabilities	3,734,306	2,236,119	974,843
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; 32 and no shares issued and outstanding at December 31, 2023 and 2022, respectively
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 1,288,415 and 956,595 shares issued and outstanding at December 31, 2023 and 2022, respectively	129	96	93
Additional paid-in capital	7,928,883	5,292,240	4,001,082
Accumulated deficit	(11,341,512)	(7,195,576)	(4,265,759)
Total stockholders’ deficit	(3,412,500)	(1,903,240)	(264,584)
Total liabilities and stockholders’ deficit	$ 321,806	$ 332,879	$ 710,259